Note 38 Other administrative expense (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of Other administrative expense [Line Items]
Technology and systems		€ 1,058	€ 874
Communication expense		133	125
Advertising expense		276	251
Property Fixtures And Materials expense		303	277
Tax expense other than income tax expense	[1]	178	60
Surveillance and security service expense		120	130
Outsourced administrative expense		341	297
Other expenses		392	331
Other expense, by function		€ 2,801	€ 2,345

[1]
(1) It includes the recognition, in 2025 and 2026, of a lower Value Added Tax expense at BBVA, S.A., following an upward reassessment of the pro rata percentage applied in prior periods and in 2025 and 2026.